Shareholder Fees {- Mid Cap Portfolio}	Apr. 30, 2021 USD ($)
02.28 VIP Mid Cap Portfolio Investor PRO-09 | Mid Cap Portfolio
Shareholder Fees:
(fees paid directly from your investment)